Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Detail)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%	2.50%
March 2025
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.11%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.70%
March 2025 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2025 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2026
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.13%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.70%
March 2026 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2026 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2027
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.13%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.70%
March 2027 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2027 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2028
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.13%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.70%
March 2028 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2028 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.13% after March 2026.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
[3]	The ratios disclosed above include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.